Income Taxes (Income tax reconciliation) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
Tax At Statutory Income Tax Rate								$ 903,960		$ 1,260,263	$ 952,356
State Tax And Other								(212,308)		10,480	(23,555)
Write-down Of State Deferred Tax Asset								0		625,000	0
Valuation Allowance								12,107		15,538	29,332
Total Income Tax Expense	$ 172,000	$ 245,000	$ 287,000	$ 247,000	$ 1,235,000	$ 197,000	$ 231,000	$ 703,759	$ 1,663,956	$ 1,911,281	$ 958,133